Inventories	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Inventory Disclosure [Abstract]
Inventories

Note   9.                  Inventories

Inventories consisted of the following:

	As at December 31,	As at December 31,
USD'000	2022	2021
Raw materials	4,523	950
Work in progress	2,987	1,760
Total inventories	7,510	2,710

In the years ended December 31, 2022, 2021 and 2020, the Group recorded inventory obsolescence charges in the income statement of respectively USD 204,211, USD 57,302 and USD 156,188 on raw materials, and USD 349,623, USD 404,509 and USD 301,215 on work in progress.

The inventory obsolescence provisions as at December 31, 2022, and 2021 are, respectively, USD 44,290 and USD 79,846 for raw materials, and USD 270,552 and USD 507,090 for work in progress.

Note 9.      Inventories

Inventories consisted of the following:

	As at December 31,	As at December 31,
USD'000	2021	2020
Raw materials	950	543
Work in progress	1,760	1,931
Total inventories	2,710	2,474

In the years ended December 31, 2021, and 2020, the Group recorded inventory obsolescence charges in the income statement of respectively USD 57,302 and USD 156,188 on raw materials, and USD 404,509 and USD 301,215 on work in progress.

The inventory obsolescence provisions as at December 31, 2021, and 2020 are, respectively, USD 79,846 and USD 97,730 for raw materials, and USD 507,090 and USD 499,617 for work in progress.